Expense Example - FidelityMid-CapStockK6Fund-PRO - FidelityMid-CapStockK6Fund-PRO - Fidelity Mid-Cap Stock K6 Fund - Fidelity Mid-Cap Stock K6 Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567